N-6	Feb. 02, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective Variable Life Separate Account
Entity Central Index Key	0000948923
Entity Investment Company Type	N-6
Document Period End Date	Feb. 02, 2023
Amendment Flag	false
Ongoing Fees and Expenses [Table Text Block]

Effective January 23, 2023, your “Ongoing Fees and Expenses (annual charges)” table is replaced with the following:

Annual Fee	Minimum	Maximum
Fund Options (Fund Fees and expenses) (1)	0.03%	0.89%

(1) As a percentage of Fund assets.

For additional information about ongoing fees and expenses, see “Charges and Deductions” in your prospectus.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.89%	[1]
Investment Options Footnotes [Text Block]	(1) As a percentage of Fund assets.
Item 4. Fee Table [Text Block]

Effective January 23, 2023, your “Annual Fund Expenses” table is replaced with the following:

Annual Fund Expenses

	Minimum		Maximum
Total Annual Fund Expenses	0.03%	–	0.89% (1)
(expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)

(1) The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Annual Portfolio Company Expenses [Table Text Block]
	Minimum		Maximum
Total Annual Fund Expenses	0.03%	–	0.89% (1)
(expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)

(1) The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Portfolio Company Expenses [Text Block]

Effective January 23, 2023, your “Annual Fund Expenses” table is replaced with the following:

Annual Fund Expenses

	Minimum		Maximum
Total Annual Fund Expenses	0.03%	–	0.89% (1)
(expenses that are deducted from Fund assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)

(1) The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	0.89%	[2]
Portfolio Company Expenses, Footnotes [Text Block]

(1) The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.

Item 18. Portfolio Companies (N-6) [Text Block]

Effective January 23, 2023, your current fund appendix is replaced with the following:

FUND APPENDIX

FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/ eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Allocation	American Funds IS® Asset Allocation 1	0.30%	15.40%	11.99%	11.60%
International Equity	American Funds IS® Global Growth 1(1)	0.42%	16.72%	20.00%	15.95%
U.S. Equity	American Funds IS® Growth-Income 1	0.29%	24.42%	16.68%	15.70%
International Equity	American Funds IS® New World 1(1)	0.57%	5.16%	13.53%	8.94%
Allocation	BlackRock Global Allocation V.I. I - BlackRock (Singapore) Limited(1)	0.75%	6.67%	9.95%	7.94%
Allocation	DFA VA Global Moderate Allocation Institutional(1)	0.35%	14.20%	9.87%	—
International Equity	DFA VA International Small Portfolio - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.40%	14.56%	10.12%	10.04%
International Equity	DFA VA International Value Portfolio - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.28%	18.11%	7.00%	6.52%
Taxable Bond	DFA VA Short-Term Fixed Portfolio - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	-0.19%	1.10%	0.78%
U.S. Equity	DFA VA US Large Value	0.21%	27.04%	10.52%	13.50%
U.S. Equity	DFA VA US Targeted Value	0.29%	39.68%	10.45%	13.60%
Taxable Bond	DFA VIT Inflation-Protected Securities Institutional - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	5.58%	5.44%	—
Allocation	Fidelity® VIP Balanced Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.46%	18.26%	14.98%	12.65%
U.S. Equity	Fidelity® VIP Growth Opportunities Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	11.94%	32.09%	22.94%
Taxable Bond	Fidelity® VIP Investment Grade Bond Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.39%	-0.61%	4.33%	3.54%
U.S. Equity	Fidelity® VIP Mid Cap Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	25.60%	13.60%	13.29%
U.S. Equity	ClearBridge Variable Mid Cap I - ClearBridge Investments, LLC	0.82%	28.71%	14.26%	14.33%
U.S. Equity	ClearBridge Variable Small Cap Growth I - ClearBridge Investments, LLC	0.80%	12.61%	21.34%	17.14%
U.S. Equity	Goldman Sachs VIT Core Fixed Income Institutional(1)	0.42%	-2.60%	3.83%	—
U.S. Equity	Goldman Sachs VIT Mid Cap Value Institutional(1)	0.84%	30.95%	13.17%	13.08%
International Equity	Invesco V.I. Global I	0.78%	15.49%	18.18%	14.24%
Money Market	Invesco V.I. US Government Money Portfolio I	0.52%	0.01%	0.73%	0.37%
Sector Equity	Janus Henderson VIT Global Technology & Innovation Institutional	0.73%	18.01%	30.62%	23.28%
Taxable Bond	Lord Abbett Series Bond-Debenture VC	0.89%	3.28%	5.66%	6.33%
Taxable Bond	PIMCO VIT Real Return Institutional	0.52%	5.74%	5.49%	3.21%
Taxable Bond	PIMCO VIT Total Return Institutional	0.50%	-1.12%	4.09%	3.59%
U.S. Equity	Putnam VT Sustainable Leaders IA - Putnam Investments Limited	0.64%	23.87%	22.82%	18.58%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	28.67%	18.42%	16.39%
Allocation	TOPS® Aggressive Growth ETF 1 - Milliman Financial Risk Management LLC	0.30%	19.66%	12.95%	11.73%

Allocation	TOPS® Conservative ETF 1 - Milliman Financial Risk Management LLC	0.33%	6.74%	6.01%	5.16%
Allocation	TOPS® Growth ETF 1 - Milliman Financial Risk Management LLC	0.30%	16.89%	11.59%	10.41%
Allocation	TOPS® Moderate Growth ETF 1 - Milliman Financial Risk Management LLC	0.30%	13.12%	9.80%	8.78%
Allocation	Vanguard VIF Balanced	0.20%	19.02%	12.32%	11.40%
U.S. Equity	Vanguard VIF Capital Growth	0.34%	21.54%	18.12%	17.35%
Allocation	Vanguard VIF Conservative Allocation	0.13%	5.99%	8.09%	7.16%
U.S. Equity	Vanguard VIF Equity Income	0.30%	25.33%	12.35%	13.06%
U.S. Equity	Vanguard VIF Equity Index	0.14%	28.55%	18.31%	16.39%
U.S. Equity	Vanguard VIF Growth	0.41%	17.86%	24.24%	19.15%
International Equity	Vanguard VIF International	0.38%	-1.54%	20.47%	13.57%
U.S. Equity	Vanguard VIF Mid-Cap Index	0.17%	24.36%	15.72%	14.97%
Sector Equity	Vanguard VIF Real Estate Index	0.26%	40.21%	11.25%	11.43%
Taxable Bond	Vanguard VIF Total Bond Market Index	0.14%	-1.72%	3.50%	2.77%
U.S. Equity	Vanguard VIF Total Stock Market Index	0.13%	25.64%	17.79%	16.13%

(1)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Prospectuses Available [Text Block]

The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/ eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Allocation	American Funds IS® Asset Allocation 1	0.30%	15.40%	11.99%	11.60%
International Equity	American Funds IS® Global Growth 1(1)	0.42%	16.72%	20.00%	15.95%
U.S. Equity	American Funds IS® Growth-Income 1	0.29%	24.42%	16.68%	15.70%
International Equity	American Funds IS® New World 1(1)	0.57%	5.16%	13.53%	8.94%
Allocation	BlackRock Global Allocation V.I. I - BlackRock (Singapore) Limited(1)	0.75%	6.67%	9.95%	7.94%
Allocation	DFA VA Global Moderate Allocation Institutional(1)	0.35%	14.20%	9.87%	—
International Equity	DFA VA International Small Portfolio - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.40%	14.56%	10.12%	10.04%
International Equity	DFA VA International Value Portfolio - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.28%	18.11%	7.00%	6.52%
Taxable Bond	DFA VA Short-Term Fixed Portfolio - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.12%	-0.19%	1.10%	0.78%
U.S. Equity	DFA VA US Large Value	0.21%	27.04%	10.52%	13.50%
U.S. Equity	DFA VA US Targeted Value	0.29%	39.68%	10.45%	13.60%
Taxable Bond	DFA VIT Inflation-Protected Securities Institutional - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	5.58%	5.44%	—
Allocation	Fidelity® VIP Balanced Initial Class - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.46%	18.26%	14.98%	12.65%
U.S. Equity	Fidelity® VIP Growth Opportunities Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.63%	11.94%	32.09%	22.94%
Taxable Bond	Fidelity® VIP Investment Grade Bond Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.39%	-0.61%	4.33%	3.54%
U.S. Equity	Fidelity® VIP Mid Cap Initial - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	0.61%	25.60%	13.60%	13.29%
U.S. Equity	ClearBridge Variable Mid Cap I - ClearBridge Investments, LLC	0.82%	28.71%	14.26%	14.33%
U.S. Equity	ClearBridge Variable Small Cap Growth I - ClearBridge Investments, LLC	0.80%	12.61%	21.34%	17.14%
U.S. Equity	Goldman Sachs VIT Core Fixed Income Institutional(1)	0.42%	-2.60%	3.83%	—
U.S. Equity	Goldman Sachs VIT Mid Cap Value Institutional(1)	0.84%	30.95%	13.17%	13.08%
International Equity	Invesco V.I. Global I	0.78%	15.49%	18.18%	14.24%
Money Market	Invesco V.I. US Government Money Portfolio I	0.52%	0.01%	0.73%	0.37%
Sector Equity	Janus Henderson VIT Global Technology & Innovation Institutional	0.73%	18.01%	30.62%	23.28%
Taxable Bond	Lord Abbett Series Bond-Debenture VC	0.89%	3.28%	5.66%	6.33%
Taxable Bond	PIMCO VIT Real Return Institutional	0.52%	5.74%	5.49%	3.21%
Taxable Bond	PIMCO VIT Total Return Institutional	0.50%	-1.12%	4.09%	3.59%
U.S. Equity	Putnam VT Sustainable Leaders IA - Putnam Investments Limited	0.64%	23.87%	22.82%	18.58%
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	28.67%	18.42%	16.39%
Allocation	TOPS® Aggressive Growth ETF 1 - Milliman Financial Risk Management LLC	0.30%	19.66%	12.95%	11.73%

Allocation	TOPS® Conservative ETF 1 - Milliman Financial Risk Management LLC	0.33%	6.74%	6.01%	5.16%
Allocation	TOPS® Growth ETF 1 - Milliman Financial Risk Management LLC	0.30%	16.89%	11.59%	10.41%
Allocation	TOPS® Moderate Growth ETF 1 - Milliman Financial Risk Management LLC	0.30%	13.12%	9.80%	8.78%
Allocation	Vanguard VIF Balanced	0.20%	19.02%	12.32%	11.40%
U.S. Equity	Vanguard VIF Capital Growth	0.34%	21.54%	18.12%	17.35%
Allocation	Vanguard VIF Conservative Allocation	0.13%	5.99%	8.09%	7.16%
U.S. Equity	Vanguard VIF Equity Income	0.30%	25.33%	12.35%	13.06%
U.S. Equity	Vanguard VIF Equity Index	0.14%	28.55%	18.31%	16.39%
U.S. Equity	Vanguard VIF Growth	0.41%	17.86%	24.24%	19.15%
International Equity	Vanguard VIF International	0.38%	-1.54%	20.47%	13.57%
U.S. Equity	Vanguard VIF Mid-Cap Index	0.17%	24.36%	15.72%	14.97%
Sector Equity	Vanguard VIF Real Estate Index	0.26%	40.21%	11.25%	11.43%
Taxable Bond	Vanguard VIF Total Bond Market Index	0.14%	-1.72%	3.50%	2.77%
U.S. Equity	Vanguard VIF Total Stock Market Index	0.13%	25.64%	17.79%	16.13%

(1)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

Temporary Fee Reductions, Current Expenses [Text Block]
(1)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.

American Funds IS® Asset Allocation 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS® Asset Allocation 1
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	11.99%
Average Annual Total Returns, 10 Years [Percent]	11.60%
American Funds IS® Global Growth 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS® Global Growth 1	[3]
Current Expenses [Percent]	0.42%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.72%	[3]
Average Annual Total Returns, 5 Years [Percent]	20.00%	[3]
Average Annual Total Returns, 10 Years [Percent]	15.95%	[3]
American Funds IS® Growth-Income 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS® Growth-Income 1
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	24.42%
Average Annual Total Returns, 5 Years [Percent]	16.68%
Average Annual Total Returns, 10 Years [Percent]	15.70%
American Funds IS® New World 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds IS® New World 1	[3]
Current Expenses [Percent]	0.57%	[3]
Average Annual Total Returns, 1 Year [Percent]	5.16%	[3]
Average Annual Total Returns, 5 Years [Percent]	13.53%	[3]
Average Annual Total Returns, 10 Years [Percent]	8.94%	[3]
BlackRock Global Allocation V.I. I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. I	[3]
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited	[3]
Current Expenses [Percent]	0.75%	[3]
Average Annual Total Returns, 1 Year [Percent]	6.67%	[3]
Average Annual Total Returns, 5 Years [Percent]	9.95%	[3]
Average Annual Total Returns, 10 Years [Percent]	7.94%	[3]
ClearBridge Variable Mid Cap I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.71%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	14.33%
ClearBridge Variable Small Cap Growth I [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth I
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.61%
Average Annual Total Returns, 5 Years [Percent]	21.34%
Average Annual Total Returns, 10 Years [Percent]	17.14%
DFA VA Global Moderate Allocation Institutional [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Institutional	[3]
Current Expenses [Percent]	0.35%	[3]
Average Annual Total Returns, 1 Year [Percent]	14.20%	[3]
Average Annual Total Returns, 5 Years [Percent]	9.87%	[3]
Average Annual Total Returns, 10 Years [Percent]		[3]
DFA VA International Small Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	14.56%
Average Annual Total Returns, 5 Years [Percent]	10.12%
Average Annual Total Returns, 10 Years [Percent]	10.04%
DFA VA International Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	7.00%
Average Annual Total Returns, 10 Years [Percent]	6.52%
DFA VA Short-Term Fixed Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	(0.19%)
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	0.78%
DFA VA US Large Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA US Large Value
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	27.04%
Average Annual Total Returns, 5 Years [Percent]	10.52%
Average Annual Total Returns, 10 Years [Percent]	13.50%
DFA VA US Targeted Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VA US Targeted Value
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	39.68%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	13.60%
DFA VIT Inflation-Protected Securities Institutional [Member]
Prospectus:
Portfolio Company Name [Text Block]	DFA VIT Inflation-Protected Securities Institutional
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors Ltd
Portfolio Company Subadviser [Text Block]	DFA Australia Limited
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	5.44%
Average Annual Total Returns, 10 Years [Percent]
Fidelity® VIP Balanced Service 2 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Initial Class
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	18.26%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Fidelity® VIP Growth Opportunities Initial [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Initial
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	11.94%
Average Annual Total Returns, 5 Years [Percent]	32.09%
Average Annual Total Returns, 10 Years [Percent]	22.94%
Fidelity® VIP Investment Grade Bond Initial [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Initial
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(0.61%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	3.54%
Fidelity® VIP Mid Cap Initial [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Initial
Portfolio Company Adviser [Text Block]	FMR Investment Management (U.K.) Limited
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	25.60%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	13.29%
Goldman Sachs VIT Core Fixed Income Institutional [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Core Fixed Income Institutional	[3]
Current Expenses [Percent]	0.42%	[3]
Average Annual Total Returns, 1 Year [Percent]	(2.60%)	[3]
Average Annual Total Returns, 5 Years [Percent]	3.83%	[3]
Average Annual Total Returns, 10 Years [Percent]		[3]
Goldman Sachs VIT Mid Cap Value Institutional [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Institutional	[3]
Current Expenses [Percent]	0.84%	[3]
Average Annual Total Returns, 1 Year [Percent]	30.95%	[3]
Average Annual Total Returns, 5 Years [Percent]	13.17%	[3]
Average Annual Total Returns, 10 Years [Percent]	13.08%	[3]
Invesco V.I. Global I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Global I
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.49%
Average Annual Total Returns, 5 Years [Percent]	18.18%
Average Annual Total Returns, 10 Years [Percent]	14.24%
Invesco V.I. US Government Money Portfolio I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. US Government Money Portfolio I
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	0.01%
Average Annual Total Returns, 5 Years [Percent]	0.73%
Average Annual Total Returns, 10 Years [Percent]	0.37%
Janus Henderson VIT Global Technology & Innovation Service [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Technology & Innovation Institutional
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	18.01%
Average Annual Total Returns, 5 Years [Percent]	30.62%
Average Annual Total Returns, 10 Years [Percent]	23.28%
Lord Abbett Series Bond-Debenture VC [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Series Bond-Debenture VC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	3.28%
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	6.33%
PIMCO VIT Real Return Institutional [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Real Return Institutional
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	5.74%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	3.21%
PIMCO VIT Total Return Institutional [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Institutional
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	(1.12%)
Average Annual Total Returns, 5 Years [Percent]	4.09%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Putnam VT Sustainable Leaders IA [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Sustainable Leaders IA
Portfolio Company Adviser [Text Block]	Putnam Investments Limited
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	23.87%
Average Annual Total Returns, 5 Years [Percent]	22.82%
Average Annual Total Returns, 10 Years [Percent]	18.58%
Schwab® S&P 500 Index Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Schwab® S&P 500 Index Portfolio
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	28.67%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	16.39%
TOPS® Aggressive Growth ETF 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	19.66%
Average Annual Total Returns, 5 Years [Percent]	12.95%
Average Annual Total Returns, 10 Years [Percent]	11.73%
TOPS® Conservative ETF 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	6.74%
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	5.16%
TOPS® Growth ETF 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	10.41%
TOPS® Moderate Growth ETF 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF 1
Portfolio Company Adviser [Text Block]	Milliman Financial Risk Management LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	8.78%
Vanguard VIF Balanced [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Balanced
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.32%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Vanguard VIF Capital Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Capital Growth
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	18.12%
Average Annual Total Returns, 10 Years [Percent]	17.35%
Vanguard VIF Conservative Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Conservative Allocation
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.99%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Vanguard VIF Equity Income [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Equity Income
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	25.33%
Average Annual Total Returns, 5 Years [Percent]	12.35%
Average Annual Total Returns, 10 Years [Percent]	13.06%
Vanguard VIF Equity Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Equity Index
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	28.55%
Average Annual Total Returns, 5 Years [Percent]	18.31%
Average Annual Total Returns, 10 Years [Percent]	16.39%
Vanguard VIF Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Growth
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	24.24%
Average Annual Total Returns, 10 Years [Percent]	19.15%
Vanguard VIF International [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF International
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(1.54%)
Average Annual Total Returns, 5 Years [Percent]	20.47%
Average Annual Total Returns, 10 Years [Percent]	13.57%
Vanguard VIF Mid-Cap Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Mid-Cap Index
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	24.36%
Average Annual Total Returns, 5 Years [Percent]	15.72%
Average Annual Total Returns, 10 Years [Percent]	14.97%
Vanguard VIF Real Estate Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Real Estate Index
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	40.21%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Vanguard VIF Total Bond Market Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Total Bond Market Index
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(1.72%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	2.77%
Vanguard VIF Total Stock Market Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard VIF Total Stock Market Index
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	25.64%
Average Annual Total Returns, 5 Years [Percent]	17.79%
Average Annual Total Returns, 10 Years [Percent]	16.13%

[1]	As a percentage of Fund assets.
[2]	The range of Annual Fund Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds’ advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund’s expenses.
[3]	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Policy Owners and will continue past the current year.